Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 20, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Morgan Dempsey Small/Micro Cap Value Fund | Morgan Dempsey Small/Micro Cap Value Fund
Prospectus:
Trading Symbol	MITYX